Subordinated Notes and Debentures	6 Months Ended
Apr. 30, 2025
Subordinated Notes and Debentures [Abstract]
Subordinated Notes and Debentures
NOTE 11: SUBORDINATED NOTES AND DEBENTURES
Issues
On January 23, 2025, the Bank issued EUR 750

million of Fixed Rate Reset Subordinated

Notes (Non-Viability Contingent Capital (NVCC))

constituting
subordinated indebtedness of the Bank (the

“Euro Notes”), maturing on January 23, 2036.

The Euro Notes will bear interest at a fixed rate

of
4.030 % per annum
(paid annually) until January 23, 2031, and at

the 5-year mid-swap rate plus
1.500
% thereafter (paid annually) until maturity on

January 23, 2036. With prior
approval of OSFI, the Bank may, at its option, redeem the Euro

Notes on January 23, 2031, in whole but not in

part, at par plus accrued and unpaid interest

by
giving not more than 60

nor less than
10

days’ notice to holders.
On January 31, 2025, the Bank issued $ 1

billion of NVCC medium-term notes

constituting subordinated indebtedness of

the Bank (the “Notes”), maturing on
February 1, 2035. The Notes will bear interest

at a fixed rate of
4.231
% per annum (paid semi-annually) until

February 1, 2030, and at Daily Compounded
Canadian Overnight Repo Rate Average plus 1.54
% thereafter (paid quarterly) until maturity

on February 1, 2035. With prior approval

of OSFI, the Bank may, at its
option, redeem the Notes on or after February

1, 2030, in whole or in part, at par plus

accrued and unpaid interest by giving not

more than
60

nor less than
10
days’ notice to holders.
Redemptions
On April 22, 2025, the Bank redeemed all of

its outstanding $
3

billion
3.105
% NVCC medium-term notes due April

22, 2030 constituting subordinated
indebtedness of the Bank, at a redemption price

of
100

per cent of the principal amount, plus accrued

and unpaid interest up to, but excluding,

April 22, 2025.